FINANCIAL INSTRUMENTS - Disclosure of carrying values of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets:
Investments and Financial Instruments	$ 3,129	$ 0
Investments	2,429	2,341
Derivative assets	14	0
Financial liabilities:
Warrants	$ 6,022	$ 16,540